Financial instruments - Summary of exchange rates (Detail)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
CAD – USD
Disclosure of detailed information about financial instruments [line items]
Average rate	0.7445	0.7524
Reporting date rate	0.7695	0.7530
Euro – USD
Disclosure of detailed information about financial instruments [line items]
Average rate	1.1325	1.1217
Reporting date rate	1.1928	1.1018